FEDERATED AMERICAN LEADERS FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Class F Shares

Supplement to Prospectuses dated May 31, 1998

     At a meeting to be held on March 26, 1999, shareholders of the Fund will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of April 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

1.      To elect seven Directors.

2.  To ratify the selection of the Fund's independent public accountants.

3.  To make the following changes to the Fund's fundamental policies:

     (a) To amend the Fund's fundamental investment policy on diversification of its investments;

     (b) To make non-fundamental, and to amend, the Fund's policy regarding investing in restricted securities;

     (c) To amend the Fund's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding;

     (d) To make non-fundamental, and to amend, the Fund's fundamental investment policy to permit the Fund to invest in the securities of other investment companies;

     (e) To make non-fundamental the prohibition on the Fund's fundamental investment policy prohibiting investment in securities to exercise control of an issuer;

     (f) To make non-fundamental the Fund's fundamental investment policy regarding the description of "The Leaders List;" and

     (g) To amend the Fund's fundamental policy regarding investment in real estate.

4.      To eliminate the following fundamental policies:

     (a) To remove the Fund's fundamental investment policy on investing in new issuers; and

     (b) To remove the Fund's fundamental investment policy on investing in issuers whose securities are owned by Officers and Directors of the Fund.

                                                                January 12, 1999

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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400
G02534-02 (1/99)